NYSE

15008346

Received SEC

NOV 16 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-37622

November 16, 2015

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration Class A Common Stock, par value $0.0000001 per share, of Square, Inc. under the Exchange Act of 1934.

Sincerely,